Consolidated Statements of Operations (Unaudited) (USD $)	12 Months Ended		19 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011
Income Statement [Abstract]
REVENUE	$ 0	$ 0	$ 0
COST OF SALES	0	0	0
GROSS PROFIT	0	0	0
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,710,150	442,459	2,152,609
EXPLORATION EXPENSE	1,461,183	0	1,461,183
OPERATING LOSS	(3,171,333)	(442,459)	(3,613,792)
OTHER INCOME (EXPENSE):
Interest (expense) income, net	118	(12,359)	(12,241)
Consulting income - Terra Mining Corporation	50,400	0	50,400
Financing fee	(14,445)	(40,200)	(54,645)
Merger expense	(900,000)	0	(900,000)
Total other expense	(863,927)	(52,559)	(916,486)
LOSS BEFORE INCOME TAXES	(4,035,260)	(495,018)	(4,530,278)
INCOME TAX EXPENSE	0	0	0
NET LOSS	$ (4,035,260)	$ (495,018)	$ (4,530,278)
Basic and diluted loss per common share attributable to WestMountain Index Advisor, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share	$ (0.32)	$ (0.13)
Weighted average shares of common stock outstanding- basic and diluted	12,592,922	3,953,313